Stockholders' Equity (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended
	Dec. 24, 2015	Dec. 01, 2015	Oct. 22, 2015	Sep. 10, 2015	Sep. 02, 2015	Jun. 30, 2015	Jun. 22, 2015	Jun. 17, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May. 01, 2015	Nov. 19, 2014	Oct. 27, 2014	Mar. 31, 2014
Aggregate number of shares issued										3,050,000,000
Common stock shares authorized										3,000,000,000	3,000,000,000
Common stock, par value										$ 0.001	$ 0.001
Preferred stock shares authorized										50,000,000	50,000,000
Preferred stock, par value										$ 0.001	$ 0.001
Common stock, shares issued										28,874,299	21,581,103
Common stock, shares outstanding										28,874,299	21,581,103
Preferred stock shares issued										1,160,000	2,400,000		1,861,000
Preferred stock shares outstanding										1,160,000	2,400,000
Number of common stock shares issued										4,460,464	9,158,758
Sale of stock price per share										$ 1.00	$ 5.00
Sale of stock description of transaction										During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively	During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively
Sale of stock during period					$ 4,326,086					$ 134,378
Sale of stock during period, shares					4,326,086					671,890
Preferred stock dividend per share in the event of liquidation or winding up										$ 1
Number of common stock value for consideration											$ 3,059,957
Convertible Preferred Stock [Member]
Preferred stock shares issued															1,983,025
Board of Directors [Member] | Minimum [Member]
Common stock shares authorized												2,500,000,000			1,000,000,000
Board of Directors [Member] | Maximum [Member]
Common stock shares authorized												3,000,000,000			2,500,000,000
Existing Stockholders [Member]
Number of common stock shares issued										134,378
Number of common stock value for consideration										$ 671,890
Series A Preferred Stock [Member]
Preferred stock shares issued										1,000,000
Preferred stock shares outstanding										1,000,000
Preferred stock dividends percentage										12.00%
Preferred stock dividend per share in the event of liquidation or winding up										$ 1
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued															1,000,000
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member] | Mr. Paul Mathieson [Member]
Preferred stock shares issued															1,000,000
Due to related parties															$ 1,000,000
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis		8		4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis		16		8
Series A Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized															1,000,000
Common stock, par value															$ 0.001
Series F Preferred Stock [Member]
Preferred stock shares issued										0			1,400,000
Preferred stock shares outstanding										0
Number of stock issued for conversion						635,395			635,395
Conversion of preferred stock to common stock									1,750,000	2,000,000
Sale of stock during period								$ 600,000
Sale of stock during period, shares								6,000,00.
Preferred stock dividends percentage										12.00%
Number of common stock issued conversion basis										250,000
Preferred stock conversion of shares										333,300
Series F Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized								2,000,000						1,500,000
Preferred stock, par value								$ 0.001						$ 0.001
Series G Preferred Stock [Member]
Preferred stock shares issued										160,000
Preferred stock shares outstanding										160,000
Number of stock issued for conversion						938,725			938,725
Conversion of preferred stock to common stock									4,459,500	5,509,500
Sale of stock during period							$ 5,419,500
Sale of stock during period, shares							5,419,500
Preferred stock dividends percentage										12.00%
Number of common stock issued conversion basis										1,050,000
Preferred stock conversion of shares										840,000
Number of unconverted shares of preferred stock	160,000
Number of unconverted shares of preferred stock value	$ 160,000
Series G Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized								6,000,000
Preferred stock, par value								$ 0.001
Series H Preferred Stock [Member]
Preferred stock shares issued										0
Preferred stock shares outstanding										0
Conversion of preferred stock to common stock										160,000
Sale of stock during period			$ 160,000
Sale of stock during period, shares			160,000
Preferred stock dividends percentage										10.00%
Number of common stock issued conversion basis										160,000
Preferred stock conversion of shares										85,312
Series H Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized								10,000,000
Preferred stock, par value								$ 0.001
Series B Preferred Stock [Member]
Number of stock issued for conversion											1,640,000
Conversion of preferred stock to common stock											410,000
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued															410,000
Series B Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized															410,000
Common stock, par value															$ 0.001
Series C Preferred Stock [Member]
Number of stock issued for conversion											800,050
Conversion of preferred stock to common stock											400,025
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued															400,025
Series C Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized															400,025
Common stock, par value															$ 0.001
Series D Preferred Stock [Member]
Number of stock issued for conversion											230,067
Conversion of preferred stock to common stock											173,000
Series D Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued															173,000
Series D Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized															173,000
Common stock, par value															$ 0.001
Series E Preferred Stock [Member]
Preferred stock shares issued													461,000
Number of stock issued for conversion											184,400
Conversion of preferred stock to common stock											461,000
Series F Preferred Stock One [Member]
Number of stock issued for conversion		6,666		3,333
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 0.6666		$ 0.3333
Series F Preferred Stock Two [Member]
Number of stock issued for conversion		13,332		6,666
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 1.3332		$ 0.6666
Series G Preferred Stock One [Member]
Number of stock issued for conversion		4,000		2,000
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 0.4000		$ 0.2000
Series G Preferred Stock Two [Member]
Number of stock issued for conversion		8,000		4,000
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 0.8000		$ 0.4000
Series H Preferred Stock One [Member]
Number of stock issued for conversion		2,666		1,333
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 0.2666		$ 0.1333
Series H Preferred Stock Two [Member]
Number of stock issued for conversion		5,332		2,666
Number of common stock issued conversion basis		10,000		10,000
Conversion price per share		$ 0.5332		$ 0.2666
Series A Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										0	1,000,000
Preferred stock voting rights description										The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock
Preferred stock conversion of shares										16
Series A Convertible Preferred Stock [Member] | January 8, 2016 [Member]
Preferred stock conversion of shares										32
Series B Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										0	410,000
Number of common stock issued conversion basis											1,640,000
Preferred stock conversion of shares											4
Series C Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										0	400,025
Number of common stock issued conversion basis											800,050
Preferred stock conversion of shares											2
Series D Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										0	173,000
Number of common stock issued conversion basis											230,667
Preferred stock conversion of shares											1.333
Series E Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										0	461,000
Number of common stock issued conversion basis											184,400
Preferred stock conversion of shares											0.4
Series F Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion						1,750,000			1,750,000	600,000	1,400,000
Preferred stock dividend per share in the event of liquidation or winding up										$ 1
Preferred stock voting rights description										The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock.
Number of common stock issued conversion basis										13,332
Preferred stock conversion of shares						635,395				10,000
Preferred stock conversion ratio										1.3332
Series F Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion						250,000			250,000
Preferred stock conversion of shares						333,300
Series G Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion						4,459,500			4,459,500	5,669,500	0
Preferred stock dividend per share in the event of liquidation or winding up											$ 1
Preferred stock voting rights description											The holder of the shares is also entitled to vote at a ratio of 0.20 votes for each share of preferred stock.
Number of common stock issued conversion basis											8,000
Preferred stock conversion of shares											10,000
Preferred stock conversion ratio											0.8000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion						938,725			938,725	840,000
Preferred stock conversion of shares										1,050,000
Number of unconverted shares of preferred stock	160,000
Number of unconverted shares of preferred stock value	$ 160,000
Series H Convertible Preferred Stock [Member]
Preferred stock, par value										$ 0.001	$ 0.001
Number of stock issued for conversion										160,000	0
Conversion of preferred stock to common stock										1
Preferred stock dividend per share in the event of liquidation or winding up										$ 1
Preferred stock voting rights description										The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock.
Number of common stock issued conversion basis										5,332
Preferred stock conversion of shares										10,000
Preferred stock conversion ratio										0.5332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion										85,312